Net Loss Per Share (Common Stock Equivalents That Were Not Included In The Calculation Of Diluted Net (Loss) Income Per Share) (Details) (USD $)
In Millions, except Per Share data, unless otherwise specified
	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price of warrants	35.88		35.88		35.88		35.88
Conversion price	$ 23.77		$ 23.77		$ 23.77		$ 23.77
Employee Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded	10.0	[1],[2]	7.4	[1],[2]	10.0	[1],[2]	7.4	[1],[2]
Warrants To Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded	15.8	[3]	15.8	[3]	15.8	[3]	15.8	[3]
Convertible Debt Instruments [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded	9.0	[4]	15.8	[4]	9.0	[4]	15.8	[4]
Exceed Average Market Price [Member] | Employee Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded	6.7		7.4		6.7		7.4
Reduce Net Loss Per Share [Member] | Employee Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded	3.3				3.3

[1]	Certain employee stock options were excluded from weighted-average shares for diluted net loss per share because the exercise prices exceeded the average market price of our common stock during the period, and the effect of their inclusion would be antidilutive. For the second quarter of 2013 and the first six months of 2013, 6.7 million employee stock options were excluded from both periods for this reason, compared with 7.4 million in the same periods last year.
[2]	Certain employee stock options were excluded from weighted-average shares for diluted net loss per share because the effect of their inclusion would reduce our net loss per share and would be antidilutive. For the second quarter of 2013 and the first six months of 2013, 3.3 million employee stock options were excluded from both periods for this reason.
[3]	These common stock equivalents were excluded because the exercise prices ($35.88 per share for all periods) exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive.
[4]	These common stock equivalents were excluded because the exercise prices ($23.77 per share for all periods) exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive.